Summary of Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	24.00%	35.00%	23.00%	11.00%
Customer B [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	27.00%	13.00%	10.00%	10.00%
Customer C [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	17.00%	16.00%	10.00%	17.00%
Customer D [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	10.00%		11.00%
Customer E [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	12.00%		25.00%
Significant Customers [Member]
Schedule of Concentration of Risk [Line Items]
Concentration risk, percentage	90.00%	64.00%	79.00%	65.00%